Significant Accounting Policies - Computation of Weighted Average Shares Used in the Calculation of Basic and Dilutive Earnings Per Share (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Weighted average number of common shares used in computing basic net income per common share	7,343,921	7,633,365	7,652,546
Effect of ESOP shares	(42,933)	(211,079)	(133,446)
Adjusted weighted average number of common shares used in computing basic net income per common share	7,300,988	7,422,286	7,519,100
Effect of dilutive stock options	0	0	0
Weighted average number of common shares and dilutive potential common shares used in computing diluted net income per common share	7,300,988	7,422,286	7,519,100